UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Insured Municipal Income Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(In Thousands)
	Face
State	Amount	Municipal Bonds	Value
Alabama - 0.7%	$2,800	Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75% due 1/01/2025	$2,819
Arizona - 5.5%	2,500	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5% due 7/01/2040 (b)	2,545
	15,000	Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue Bonds
		(Civic Plaza Expansion Project), Sub-Series A, 5% due 7/01/2041 (b)	15,438
	4,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2037	3,832
California - 33.3%	2,000	Arcadia, California, Unified School District, Capital Appreciation, GO (Election of 2006), Series A,
		4.96 % due 8/01/2039 (c)(i)	392
	10,100	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds
		(Bay Area Toll Bridges Retrofit), Series A, 5% due 1/01/2028 (a)(f)	11,174
	14,000	California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.375% due 5/01/2012 (f)	15,331
	4,200	Coast Community College District, California, GO (Election of 2002), Series C, 5.392% due 8/01/2036 (c)(i)	921
	1,100	Fresno, California, Unified School District, GO (Election of 2001), Series E, 5% due 8/01/2030 (c)	1,152
	6,500	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1,
		6.625% due 6/01/2013 (f)	7,516
	14,500	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1, 6.75%
		due 6/01/2013 (f)	16,858
	4,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Series B1,
		4.75% due 8/01/2037 (b)	4,000
	17,500	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5% due 10/01/2033 (b)	17,988
	500	Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds
		(Rancho Redevelopment Project), Series A, 5% due 9/01/2034 (e)	512
	2,700	Sacramento, California, Unified School District, GO (Election of 2002), 5% due 7/01/2030 (e)	2,814
	15,000	San Francisco, California, City and County Public Utilities Commission, Water Revenue Refunding Bonds, Series A,
		5% due 11/01/2031 (c)	15,380
	53,000	San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A,
		5.45% due 1/15/2031 (e)(i)	16,651
	10,000	University of California Revenue Bonds, Series C, 4.75% due 5/15/2037 (e)	10,094
	10,000	University of California Revenue Bonds, Series O, 5% due 9/01/2010 (b)(f)	10,562
District of Columbia - 3.0%	2,000	District of Columbia, GO, Series A, 4.75% due 6/01/2036 (b)	2,015
	9,500	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds,
		6.75% due 5/15/2040	9,723
Portfolio Abbreviations
To simplify the listings of Blackrock Insured Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many securities according to the list below.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
IDA	Industrial Development Authority
PCR	Pollution Control Revenue Bonds

BlackRock Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(In Thousands)
	Face
State	Amount	Municipal Bonds	Value
Florida - 7.3%	$1,650	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series C,
		5.25% due 11/15/2036	$1,666
	2,000	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project),
		5% due 8/15/2037 (c)	2,024
	9,500	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series B, 5% due 10/01/2037 (b)	9,703
	25,520	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.25% due 10/01/2038 (e)(i)	5,194
	4,225	Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, 4.75% due 7/01/2036 (h)	4,228
	1,000	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5% due 1/01/2037 (e)	1,017
	5,000	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75% due 10/01/2032 (h)	5,002
Georgia - 3.5%	2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (c)	2,064
	3,235	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2037 (c)	3,334
	8,555	Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds, Series A, 5% due 11/01/2038 (b)	8,630
Illinois - 18.7%	14,875	Bolingbrook, Illinois, GO, Refunding, Series A, 4.75% due 1/01/2038 (e)	14,990
	11,550	Chicago, Illinois, Special Transportation Revenue Bonds, 5.25% due 1/01/2027 (a)(f)	12,094
	6,165	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50% due 2/01/2035 (b)	5,886
	10,000	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5% due 2/01/2035 (b)	10,303
	24,010	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds
		(McCormick Place Expansion), Series A, 5% due 12/15/2028 (e)	24,783
	15,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds
		(McCormick Place Expansion), 5.50% due 6/15/2028 (e)(i)	5,684
Indiana - 1.2%	4,725	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 4.50% due 1/01/2032 (a)	4,543
Kentucky - 1.6%	6,250	Kentucky State Municipal Power Agency, Power System Revenue Bonds (Prairie State Project), Series A,
		5% due 9/01/2037 (e)	6,509
Louisiana - 4.5%	5,450	Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2035 (b)	5,589
	12,100	Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 4.75% due 5/01/2039 (c)	12,100
Massachusetts - 8.8%	10,190	Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior Series A-2,
		4.80% due 7/01/2032 (i)	2,994
	3,200	Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior Series A-2,
		5.12% due 7/01/2035 (i)	806
	625	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Lahey Clinic Medical Center),
		Series D, 5.25% due 8/15/2037	632
	24,000	Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Refunding Bonds, Sub-Series A, 5%
		due 1/01/2039 (a)	24,202
	5,985	Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5% due 8/01/2041	6,180
Michigan - 1.5%	1,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5% due 7/01/2030 (b)	1,017
	5,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A,
		5% due 11/15/2038	4,908
Nebraska - 1.8%	2,780	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75% due 2/01/2044	2,756
	4,000	Public Power Generation Agency, Nebraska, Revenue Bonds (Whelan Energy Center Unit 2), Series A,
		5% due 1/01/2032 (a)	4,175

BlackRock Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(In Thousands)
	Face
State	Amount	Municipal Bonds	Value
Nevada - 7.4%	$6,000	Reno, Nevada, Sales and Room Tax Revenue Refunding Bonds
		(ReTrac-Reno Transportation Rail Access Corridor Project), Senior Lien, 5.125% due 6/01/2012 (a)(f)	$6,452
	10,000	Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A, 5% due 7/01/2011 (c)(f)	10,581
	6,500	Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A, 5.125% due 7/01/2011 (c)(f)	6,905
	5,000	Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A, 5.25% due 7/01/2011 (c)(f)	5,332
New York - 3.2%	7,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A,
		5% due 11/15/2031 (e)	7,324
	5,000	New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds
		(American Museum of Natural History), Series A, 5% due 7/01/2044 (e)	5,141
Pennsylvania - 4.4%	2,500	Lebanon County, Pennsylvania, Health Facilities Authority, Hospital Revenue Bonds
		(Good Samaritan Hospital Project), 6% due 11/15/2035	2,583
	5,200	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 3rd Series, 5.125% due 8/01/2011 (c)(f)	5,527
	9,000	Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1998 General Ordinance, 7th Series,
		5% due 10/01/2032 (a)	9,318
South Carolina - 7.4%	5,000	South Carolina State Public Service Authority Revenue Bonds, Series B, 5.50% due 1/01/2012 (c)(f)	5,419
	10,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Junior Lien, Series B, 5.125%
		due 10/01/2011(a)(f)	10,656
	12,750	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5% due 10/01/2033 (a)	13,067
Tennessee - 5.8%	11,705	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding
		Bonds (Covenant Health), Series A, 5.84% due 1/01/2022 (c)(i)	5,505
	9,260	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding
		Bonds (Covenant Health), Series A, 5.88% due 1/01/2023 (c)(i)	4,083
	8,500	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding
		Bonds (Covenant Health), Series A, 5.90% due 1/01/2024 (c)(i)	3,523
	6,850	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding
		Bonds (Covenant Health), Series A, 5.91% due 1/01/2025 (c)(i)	2,673
	5,000	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding
		Bonds (Covenant Health), Series A, 5.93% due 1/01/2026 (c)(i)	1,830
	10,000	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding
		Bonds (Covenant Health), Series A, 5.07% due 1/01/2041 (c)(i)	1,650
	3,400	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25% due 9/01/2026	3,432
Texas - 25.9%	10,030	Coppell, Texas, Independent School District, GO, Refunding, 5.64% due 8/15/2030 (i)	3,371
	2,350	Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, Senior Lien, 5% due 12/01/2011 (a)(f)	2,501
	5,785	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Junior Lien, Series H,
		5.81% due 11/15/2038 (e)(i)	1,113
	6,160	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Junior Lien, Series H,
		5.83% due 11/15/2039 (e)(i)	1,113
	26,890	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3,
		5.98% due 11/15/2038 (e)(i)	5,033
	27,675	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3,
		5.99% due 11/15/2039 (e)(i)	4,885

BlackRock Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(In Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$7,485	Harris County, Texas, GO, Refunding, 5.49% due 8/15/2025 (e)(i)	$3,265
	10,915	Harris County, Texas, GO, Refunding, 5.52% due 8/15/2028 (e)(i)	4,071
	5,510	Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, 5% due 8/15/2030 (c)	5,656
	5,315	Lewisville, Texas, Independent School District, Capital Appreciation and School Building, GO, Refunding,
		4.67% due 8/15/2024 (b)(i)	2,290
	1,045	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO,
		4.75% due 3/01/2030 (e)	1,055
	1,100	North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds, Series A, 5% due 1/01/2035 (c)	1,137
	9,500	Northside, Texas, Independent School District, GO, 5.125% due 6/15/2029	9,911
	3,000	Pearland, Texas, GO, Refunding, 4.75% due 3/01/2029 (b)	3,039
	9,350	San Antonio, Texas, Water System Revenue Refunding Bonds, 5.125% due 5/15/2029 (b)	9,728
	10,000	San Antonio, Texas, Water System Revenue Refunding Bonds, 5.125% due 5/15/2034 (b)	10,371
	30,145	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A,
		5% due 8/15/2042 (a)	30,420
	3,000	Tyler, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
		(Mother Frances Hospital Regional Health Care Center), 6% due 7/01/2012 (f)	3,333
Virginia - 1.9%	4,000	Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power Company), Series B,
		5.875% due 6/01/2017	4,247
	3,000	Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company), Series A, 5.875% due 6/01/2017	3,173
Washington - 8.6%	9,610	Central Washington University, System Revenue Bonds, 5% due 5/01/2034 (b)	9,907
	3,655	Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System),
		AMT, Series C, 5.125% due 7/01/2033 (a)	3,758
	2,200	King County, Washington, Sewer Revenue Refunding Bonds, 5% due 1/01/2036 (c)	2,290
	4,500	Port of Seattle, Washington, Revenue Bonds, Series A, 5% due 4/01/2031 (b)	4,606
	5,000	Seattle, Washington, GO, Series F, 5.125% due 12/15/2008 (e)(f)	5,090
	6,380	Washington State, GO, Series 02-A, 5% due 7/01/2025 (c)	6,600
	2,000	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A,
		4.50% due 10/01/2035 (b)	1,882
West Virginia - 0.3%	1,295	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A,
		5% due 6/01/2029 (e)	1,339
		Total Municipal Bonds (Cost - $589,111) - 156.3%	616,915
	Shares
	Held	Short-Term Securities
	2,000	Merrill Lynch Institutional Tax-Exempt Fund, 3.43% (d)(g)	2,000
		Total Short-Term Securities (Cost - $2,000) - 0.5%	2,000
		Total Investments (Cost - $591,111*) - 156.8%	618,915
		Other Assets Less Liabilities - 1.2%	4,851
		Preferred Shares, at Redemption Value - (58.0%)	(229,133)
		Net Assets Applicable to Common Shares - 100.0%	$394,633

BlackRock Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(In Thousands)
*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:
Aggregate cost	$591,111
Gross unrealized appreciation	$28,827
Gross unrealized depreciation	(1,023)
Net unrealized appreciation	$27,804
(a)	AMBAC Insured.
(b)	FGIC Insured.
(c)	FSA Insured.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	(300)	$21
(e)	MBIA Insured.
(f)	Prerefunded.
(g)	Represents the current yield as of November 30, 2007.
(h)	XL Capital Insured.
(i)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
•	Forward interest rate swaps outstanding as of November 30, 2007 were as follows:
	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.635% and receive a floating rate based on 1-week
(SIFMA) Municipal Swap Index rate
Broker, Citibank N.A.
Expires March 2023	$20,000	$(165)
Pay a fixed rate of 3.905% and receive a floating rate based on 1-week
(SIFMA) Municipal Swap Index rate
Broker, JPMorgan Chase
Expires January 2028	$15,000	(437)
Pay a fixed rate of 4.026% and receive a floating rate based on 1-week
(SIFMA) Municipal Swap Index rate
Broker, Citibank N.A.
Expires December 2032	$7,500	(328)
Pay a fixed rate of 4.065% and receive a floating rate based on 1-week
(SIFMA) Municipal Swap Index rate
Broker, Citibank N.A.
Expires December 2037	$16,500	(793)
		$(1,723)

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock Insured Municipal Income Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Trust

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Trust

Date: January 16, 2008